Reimbursement Of Tariff Subsidies	12 Months Ended
Dec. 31, 2017
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Reimbursement Of Tariff Subsidies
14.	REIMBURSEMENT OF TARIFF SUBSIDIES

Subsidies on tariffs charged to users of distribution services are reimbursed to distributors through the funds from the Energy Development Account (CDE).

In 2017, the amount recognized as subsidies revenues was R$ 842 (R$ 792 in 2016 and R$ 801 in 2015). Of such amounts, the Company recorded a receivable of R$ 73, as of December 31, 2017(R$ 64 in 2016) in current assets.